Federated Hermes Total Return Bond Fund ETF
Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES—36.1%
	U.S. Treasury Bills—2.0%
$1,338,000	United States Treasury Bill, 5.104%, 9/26/2024	$ 1,303,542
	U.S. Treasury Bonds—4.6%
725,000	United States Treasury Bond, 3.625%, 5/15/2053	637,187
236,000	United States Treasury Bond, 3.875%, 5/15/2043	217,901
884,000	United States Treasury Bond, 4.250%, 2/15/2054	869,701
215,000	United States Treasury Bond, 4.500%, 2/15/2044	216,248
75,000	United States Treasury Bond, 4.750%, 11/15/2043	77,823
853,000	United States Treasury Bond, 6.250%, 5/15/2030	943,905
	TOTAL	2,962,765
	U.S. Treasury Notes—29.5%
70,000	United States Treasury Note, 0.750%, 4/30/2026	64,671
63,800	United States Treasury Note, 0.750%, 5/31/2026	58,780
76,300	United States Treasury Note, 0.750%, 8/31/2026	69,752
69,600	United States Treasury Note, 0.875%, 9/30/2026	63,689
75,000	United States Treasury Note, 1.250%, 11/30/2026	68,956
72,700	United States Treasury Note, 1.250%, 12/31/2026	66,745
66,400	United States Treasury Note, 1.500%, 8/15/2026	61,873
78,800	United States Treasury Note, 1.625%, 2/15/2026	74,511
602,000	United States Treasury Note, 2.750%, 6/30/2025	586,440
699,000	United States Treasury Note, 2.750%, 4/30/2027	665,771
602,000	United States Treasury Note, 3.125%, 8/15/2025	588,297
1,057,000	United States Treasury Note, 3.125%, 11/15/2028	1,006,844
543,000	United States Treasury Note, 3.250%, 6/30/2029	517,957
1,020,000	United States Treasury Note, 3.750%, 12/31/2028	998,597
110,000	United States Treasury Note, 3.750%, 12/31/2030	106,980
594,000	United States Treasury Note, 3.875%, 4/30/2025	586,947
671,000	United States Treasury Note, 3.875%, 11/30/2027	660,311
666,000	United States Treasury Note, 4.000%, 2/29/2028	658,343
1,648,000	United States Treasury Note, 4.000%, 2/15/2034	1,621,218
1,086,000	United States Treasury Note, 4.125%, 2/15/2027	1,077,091
750,000	United States Treasury Note, 4.250%, 12/31/2025	743,875
2,799,000	United States Treasury Note, 4.250%, 2/28/2029	2,803,469
1,185,000	United States Treasury Note, 4.250%, 2/28/2031	1,187,476
725,000	United States Treasury Note, 4.375%, 12/15/2026	723,408
552,000	United States Treasury Note, 4.500%, 11/15/2033	564,462
3,018,000	United States Treasury Note, 4.625%, 2/28/2026	3,015,768
574,000	United States Treasury Note, 5.000%, 10/31/2025	575,663
	TOTAL	19,217,894
	TOTAL U.S. TREASURIES (IDENTIFIED COST $23,616,187)	23,484,201
	CORPORATE BONDS—24.9%
	Basic Industry - Chemicals—0.0%
23,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	22,986
	Basic Industry - Metals & Mining—1.1%
331,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	281,633

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Basic Industry - Metals & Mining—continued
$ 291,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	$ 287,469
33,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	22,587
150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	150,401
	TOTAL	742,090
	Basic Industry - Paper—0.3%
200,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	199,605
	Capital Goods - Aerospace & Defense—0.8%
53,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	45,774
15,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	10,265
144,000	General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	141,196
49,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	47,902
216,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	204,670
12,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	12,023
48,000	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	47,280
	TOTAL	509,110
	Capital Goods - Building Materials—0.2%
115,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	120,865
	Capital Goods - Construction Machinery—0.5%
287,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	282,230
24,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	23,515
36,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	34,048
	TOTAL	339,793
	Capital Goods - Diversified Manufacturing—0.3%
58,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	55,582
24,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	23,475
13,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	11,465
29,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	24,241
67,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	67,867
	TOTAL	182,630
	Communications - Cable & Satellite—0.2%
62,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.250%, 4/1/2053	49,102
23,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	22,730
13,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	11,328
22,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	23,157
27,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	22,476
	TOTAL	128,793
	Communications - Media & Entertainment—0.6%
30,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	20,152
124,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	123,716
25,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	23,427
22,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	23,253
71,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	70,900
67,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	56,752
29,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	22,465
36,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	36,001
	TOTAL	376,666
	Communications - Telecom Wireless—0.7%
275,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	243,171
28,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	23,704

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 10,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	$ 9,152
17,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	11,628
92,000	Crown Castle, International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	90,466
31,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	22,833
36,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	33,724
24,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	23,634
	TOTAL	458,312
	Communications - Telecom Wirelines—0.4%
51,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	47,682
175,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	173,785
53,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	47,714
29,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	22,666
	TOTAL	291,847
	Consumer Cyclical - Automotive—1.7%
45,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	44,810
247,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	219,836
298,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	303,679
73,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	68,519
186,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	185,833
12,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	12,165
255,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	257,633
24,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	23,660
	TOTAL	1,116,135
	Consumer Cyclical - Retailers—0.3%
40,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	36,268
24,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	23,186
36,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	32,067
27,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	24,829
24,000	Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	23,670
44,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	44,327
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	24,351
	TOTAL	208,698
	Consumer Cyclical - Services—0.3%
25,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	23,827
107,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	102,550
92,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	87,275
	TOTAL	213,652
	Consumer Non-Cyclical - Food/Beverage—1.6%
36,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	34,806
217,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	203,778
25,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	22,846
35,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	34,990
40,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	35,474
260,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	230,876
113,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	111,067
10,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	9,810
323,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	321,291
13,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	10,979
26,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	23,624

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 33,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	$ 33,435
	TOTAL	1,072,976
	Consumer Non-Cyclical - Health Care—1.0%
288,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	271,696
85,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	69,748
10,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	9,055
13,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	12,005
12,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	12,003
176,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	183,205
24,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	24,068
32,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	32,479
25,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	24,420
25,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	24,423
	TOTAL	663,102
	Consumer Non-Cyclical - Pharmaceuticals—1.3%
36,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	35,181
37,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	35,239
107,000	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	103,420
32,000	AbbVie, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2054	32,937
46,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	46,387
25,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	23,799
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	282,370
56,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	47,270
72,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	74,044
60,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	58,268
26,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	23,040
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	8,540
10,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	7,962
12,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	11,829
12,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	11,815
50,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	34,442
	TOTAL	836,543
	Consumer Non-Cyclical - Products—0.2%
30,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	29,974
71,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	71,763
	TOTAL	101,737
	Consumer Non-Cyclical - Tobacco—0.3%
32,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	32,401
26,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	24,200
28,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	23,790
98,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	78,464
38,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	35,247
	TOTAL	194,102
	Energy - Independent—0.1%
22,000	Marathon Oil Corp., Sr. Unsecd. Note, 6.800%, 3/15/2032	23,703
16,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	16,615
	TOTAL	40,318
	Energy - Integrated—0.3%
17,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	11,598

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$ 40,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	$ 39,145
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	23,833
28,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	23,262
27,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	22,711
80,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	96,240
	TOTAL	216,789
	Energy - Midstream—1.2%
93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	91,568
24,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	23,718
144,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	143,049
24,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	24,149
116,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	117,838
88,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	93,130
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	23,337
31,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	30,113
25,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	23,854
22,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	23,049
26,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	23,469
129,000	Tennessee Gas Pipeline, Sr. Unsecd. Note, 7.000%, 3/15/2027	134,864
	TOTAL	752,138
	Energy - Oil Field Services—0.2%
18,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	16,899
36,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	35,277
62,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	61,590
	TOTAL	113,766
	Energy - Refining—0.1%
26,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	24,189
10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	11,480
	TOTAL	35,669
	Financial Institution - Banking—4.8%
10,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	9,699
23,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	23,685
42,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	35,551
136,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	136,887
38,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	36,118
44,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	36,112
36,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	35,460
24,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	23,284
10,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.800%, 1/31/2028	9,509
24,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	23,963
27,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	23,984
24,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	23,960
180,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	171,569
121,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	117,708
32,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	31,680
28,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	23,640
232,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	229,210
32,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	32,033
26,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	24,045

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 157,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	$ 150,628
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	47,399
336,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	327,153
36,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	35,357
86,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.023%, 5/17/2033	81,942
135,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	109,990
28,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	23,907
10,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.260%, 2/22/2048	8,632
128,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	128,500
10,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	10,246
49,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	51,678
52,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	48,100
32,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	32,286
104,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	102,280
96,000		Northern Trust Corp., Sub. Note, 3.950%, 10/30/2025	94,044
212,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	214,582
144,000		State Street Corp., Sub., 2.200%, 3/3/2031	120,452
24,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	23,614
32,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	32,138
35,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	35,429
25,000		US Bancorp, 4.967%, 7/22/2033	23,632
148,000		US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	148,654
10,000		US Bancorp, Sub., Series MTN, 3.100%, 4/27/2026	9,591
10,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.164%, 2/11/2026	9,701
139,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	127,227
49,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	47,219
		TOTAL	3,092,478
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
10,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	9,257
24,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	23,411
12,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	11,653
24,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	23,868
12,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	11,895
		TOTAL	80,084
		Financial Institution - Finance Companies—0.4%
246,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	222,586
35,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	35,019
		TOTAL	257,605
		Financial Institution - Insurance - Health—0.1%
24,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	23,987
24,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	23,225
		TOTAL	47,212
		Financial Institution - Insurance - Life—0.8%
30,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	33,134
83,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 3.375%, 4/15/2050	57,933
101,000	[1]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-Month USLIBOR +7.548%), 8/1/2039	136,956
48,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	33,770
100,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	99,797
62,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	66,470

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 57,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	$ 47,753
49,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	44,104
	TOTAL	519,917
	Financial Institution - Insurance - P&C—0.3%
23,000	American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	22,872
29,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	23,599
37,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	35,741
23,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	23,309
115,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	119,740
	TOTAL	225,261
	Financial Institution - REIT - Apartment—0.4%
38,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	36,217
203,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	197,539
29,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	23,587
	TOTAL	257,343
	Financial Institution - REIT - Healthcare—0.2%
30,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	23,847
24,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	23,440
111,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	95,474
	TOTAL	142,761
	Financial Institution - REIT - Office—0.2%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	86,883
17,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	16,684
	TOTAL	103,567
	Financial Institution - REIT - Other—0.1%
55,000	ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	54,142
	Gaming—0.1%
46,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	44,313
	Technology—0.7%
16,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	11,400
25,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	23,670
10,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	9,694
37,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	35,748
37,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	34,987
32,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	32,051
43,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	43,839
24,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	23,266
50,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	50,007
32,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	22,623
26,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	23,136
113,000	Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	88,215
36,000	Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	35,246
44,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	35,807
	TOTAL	469,689
	Technology Services—0.1%
14,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	11,749
36,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	35,712
28,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	23,450
	TOTAL	70,911

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation - Railroads—0.1%
$ 40,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.450%, 3/15/2043	$ 35,982
11,000	[1]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	10,903
24,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	23,454
27,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	23,651
		TOTAL	93,990
		Transportation - Services—0.3%
66,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	60,514
23,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	23,247
85,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	86,626
		TOTAL	170,387
		Utility - Electric—2.4%
54,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	47,675
46,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	46,702
95,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	83,053
60,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	61,846
52,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	47,257
60,000		Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	56,877
96,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	86,896
33,000		Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	35,248
275,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	288,044
43,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	34,207
40,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	37,127
121,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	117,835
36,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	35,667
57,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	47,129
355,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	316,613
198,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	164,167
67,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	59,217
		TOTAL	1,565,560
		Utility - Natural Gas—0.1%
63,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	60,096
30,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	30,553
		TOTAL	90,649
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,263,719)	16,224,191
		ASSET-BACKED SECURITIES—0.7%
		Auto Receivables—0.7%
190,000		BMW Vehicle Lease Trust 2024-1, Class A3, 5.200%, 3/25/2027	189,689
100,000		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	99,796
200,000		World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	199,619
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $489,955)	489,104
		FOREIGN GOVERNMENTS/AGENCIES—0.3%
		Sovereign—0.3%
BRL 1,000,000		Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027	144,713
MXN 1,000,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.000%, 9/3/2026	56,455
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $201,259)	201,168

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	PURCHASED CALL OPTIONS—0.0%
350,000	Morgan Stanley AUD Call/USD Put (CALL-Option), Notional Amount $32956000, Exercise Price $.665. Expiration Date 5/2/2024	$ 925
175,000	Morgan Stanley NZD CALL/USD PUT (CALL-Option), Notional Amount $16478000, Exercise Price $0.61. Expiration Date 4/4/2024	7
175,000	Morgan Stanley USD CALL/MXN PUT (CALL-Option), Notional Amount $16478000, Exercise Price $16.95. Expiration Date 4/4/2024	69
350,000	UBS NZD CALL/USD PUT (CALL-Option), Notional Amount $10752000, Exercise Price $.615. Expiration Date 6/3/2024	1,237
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $11,057)	2,238
	EXCHANGE-TRADED FUND—9.4%
66,300	iShares Lehman MBS Fixed-Rate Bond Fund (IDENTIFIED COST $6,112,471)	6,127,446
	INVESTMENT COMPANIES—31.2%
162,782	Bank Loan Core Fund	1,425,972
244,875	Emerging Markets Core Fund	2,076,542
1,195,847	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.37%[2]	1,195,967
209,164	High Yield Bond Core Fund	1,162,953
1,491,805	Mortgage Core Fund	12,322,308
238,086	Project and Trade Finance Core Fund	2,104,676
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $20,311,017)	20,288,418
	TOTAL INVESTMENT IN SECURITIES—102.6% (IDENTIFIED COST $67,005,665)	66,816,766
	OTHER ASSETS AND LIABILITIES - NET—(2.6)%[3]	(1,697,611)
	TOTAL NET ASSETS—100%	$65,119,155
At March 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	11	$1,324,812	June 2024	$17,187
United States Treasury Notes 2-Year Long Futures	5	$1,022,422	June 2024	$(761)
United States Treasury Notes 5-Year Long Futures	10	$1,070,156	June 2024	$1,930
United States Treasury Notes 10-Year Ultra Long Futures	7	$802,266	June 2024	$5,656
United States Treasury Ultra Bond Long Futures	3	$387,000	June 2024	$2,705
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$26,717
The average notional value of long contracts held by the Fund throughout the period was $1,366,781. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At March 31, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America Merrill Lynch	USD CALL/ BRL PUT	(350,000)	$13,272,000	April 2024	$5.10	$(181)
Morgan Stanley	NZD CALL/USD PUT	(350,000)	$13,272,000	April 2024	$0.63	$0
Morgan Stanley	USD CALL/MXN PUT	(350,000)	$13,272,000	April 2024	$17.25	$(14)
UBS	AUD CALL/USD PUT	(350,000)	$10,752,000	April 2024	$0.67	$(15)
UBS	USD CALL/ZAR PUT	(350,000)	$10,752,000	May 2024	$19.50	$(1,906)
Wells Fargo Bank	US Bond Future Option	(10)	$579,600	April 2024	$123.00	$(4,375)
Put Options:
Morgan Stanley	AUD PUT/USD CALL	(350,000)	$32,956,000	May 2024	$0.64	$(1,099)
Toronto Dominion	USD PUT/MXN CALL	(350,000)	$21,133,000	May 2024	$16.70	$(3,570)
UBS	USD PUT/ZAR CALL	(350,000)	$10,752,000	May 2024	$18.20	$(548)
UBS	NZD PUT/USD CALL	(350,000)	$10,752,000	June 2024	$0.60	$(4,085)
UBS	USD PUT/BRL CALL	(350,000)	$10,752,000	June 2024	$4.80	$(445)
Wells Fargo Bank	US 5YR Future Option	(15)	$869,400	April 2024	$106.75	$(5,391)
Wells Fargo Bank	US Bond Future Option	(10)	$579,600	April 2024	$118.00	$(4,844)
(Premium Received $49,176)						$(26,473)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Affiliates	Value as of 6/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2024	Shares Held as of 3/31/2024	Dividend Income
Bank Loan Core Fund	$—	$1,423,081	$—	$2,891	$—	$1,425,972	162,782	$12,798
Emerging Markets Core Fund	$—	$2,030,022	$—	$46,520	$—	$2,076,542	244,875	$19,384
Federated Hermes Institutional Prime Value Obliga- tions Fund, Institutional Shares,	$—	$4,171,275	$(2,975,215)	$(45)	$(48)	$1,195,967	1,195,847	$4,996
High Yield Bond Core Fund	$—	$1,160,922	$—	$2,031	$—	$1,162,953	209,164	$11,358
Mortgage Core Fund	$—	$15,972,227	$(3,490,000)	$(79,327)	$(80,592)	$12,322,308	1,491,805	$80,301
Project and Trade Finance Core Fund	$—	$2,099,345	$—	$5,331	$—	$2,104,676	238,086	$14,594
TOTAL OF AFFILIATED TRANSACTIONS	$—	$26,856,872	$(6,465,215)	$(22,599)	$(80,640)	$20,288,418	3,542,559	$143,431

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$23,484,201	$—	$23,484,201
Corporate Bonds	—	16,224,191	—	16,224,191
Asset-Backed Securities	—	489,104	—	489,104
Foreign Governments/Agencies	—	201,168	—	201,168
Purchased Call Options	—	2,238	—	2,238
Exchange-Traded Fund	6,127,446	—	—	6,127,446
Investment Companies[1]	18,183,742	—	—	20,288,418
TOTAL SECURITIES	$24,311,188	$40,400,902	$—	$66,816,766
Other Financial Instruments:
Assets
Futures Contracts	$27,478	$—	$—	$27,478
Liabilities
Futures Contracts	(761)	—	—	(761)
Written Options Contracts	—	(26,473)	—	(26,473)
TOTAL OTHER FINANCIAL INSTRUMENTS	$26,717	$(26,473)	$—	$244

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $2,104,676 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
BRL	—Brazilian Real
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar